Reportable Segments and Geographic Information - Schedule of Revenues and Other Financial Information (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenue	$ 337,689	$ 314,479	$ 317,701	$ 245,425	$ 200,623	$ 199,418	$ 228,689	$ 276,667	$ 1,215,294	$ 905,397	$ 1,687,264
Gross margin									347,140	308,991	497,903
Total assets	1,460,807				1,374,778				1,460,807	1,374,778
Capital expenditures									131,673	73,670	155,344
Reportable Segments
Segment Reporting Information [Line Items]
Revenue									1,215,294	905,397	1,687,264
Gross margin									347,140	308,991	497,903
Capital expenditures									126,893	71,649	144,193
Other
Segment Reporting Information [Line Items]
Revenue									0	0	0
Gross margin									0	0	0
Capital expenditures									4,780	2,021	11,151
Contract Operations
Segment Reporting Information [Line Items]
Revenue									375,269	392,463	469,900
Contract Operations | Reportable Segments
Segment Reporting Information [Line Items]
Revenue									375,269	392,463	469,900
Gross margin									241,889	248,793	297,509
Capital expenditures									123,842	69,946	138,171
Aftermarket Services
Segment Reporting Information [Line Items]
Revenue									107,063	120,550	127,802
Aftermarket Services | Reportable Segments
Segment Reporting Information [Line Items]
Revenue									107,063	120,550	127,802
Gross margin									28,842	33,208	36,569
Capital expenditures									339	332	709
Product sales | Reportable Segments
Segment Reporting Information [Line Items]
Revenue									732,962	392,384	1,089,562
Gross margin									76,409	26,990	163,825
Capital expenditures									2,712	1,371	5,313
Continuing Operations
Segment Reporting Information [Line Items]
Total assets	1,433,356				1,324,964				1,433,356	1,324,964	1,630,566
Continuing Operations | Reportable Segments
Segment Reporting Information [Line Items]
Total assets	945,676				943,698				945,676	943,698	1,065,444
Continuing Operations | Other
Segment Reporting Information [Line Items]
Total assets	487,680				381,266				487,680	381,266	565,122
Continuing Operations | Contract Operations | Reportable Segments
Segment Reporting Information [Line Items]
Total assets	783,340				745,752				783,340	745,752	790,957
Continuing Operations | Aftermarket Services | Reportable Segments
Segment Reporting Information [Line Items]
Total assets	22,882				28,421				22,882	28,421	31,614
Continuing Operations | Product sales | Reportable Segments
Segment Reporting Information [Line Items]
Total assets	$ 139,454				$ 169,525				$ 139,454	$ 169,525	$ 242,873